CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions	Total	Issued capital [member]	Non-controlling interests [member]	Parent [member]	Parent [member] Issued capital [member]	Parent [member] Retained earnings [member]	Parent [member] Ownership Changes [Member]	Parent [member] Accumulated other comprehensive income [member]	Parent [member] Combined issued capital
Balance as at Dec. 31, 2019	$ 3,277		$ 1,623	$ 1,654	$ 0	$ 585	$ 115	$ 523	$ 431
Net (loss) income	7		156	(149)		(149)
Other comprehensive income	(773)		(497)	(276)				(276)
Comprehensive income	(766)		(341)	(425)		(149)		(276)
Decrease from Affiliate Distributions to Non-controlling Interest	(188)		(188)
Balance as at Jun. 30, 2020	(517)		1,094	(1,611)	53	436	(2,347)	247
Decrease From Distributions to Parent	(33)			(33)					(33)
Special Distribution/Reorganization	(2,860)			(2,860)			(2,462)		(398)
Share issuance	53	$ 53		53
Balance as at Mar. 31, 2020	(143)		1,176	(1,319)	53	702	(2,347)	273
Net (loss) income	(194)		72	(266)		(266)
Other comprehensive income	(93)		(67)	(26)				(26)
Comprehensive income	(287)		5	(292)		(266)		(26)
Decrease from Affiliate Distributions to Non-controlling Interest	(87)		(87)
Balance as at Jun. 30, 2020	(517)		1,094	(1,611)	53	436	(2,347)	247
Balance as at Dec. 31, 2020	(572)		1,150	(1,722)	53	33	(2,347)	539
Net (loss) income	(21)		200	(221)		(221)
Other comprehensive income	9		17	(8)				(8)
Comprehensive income	(12)		217	(229)		(221)		(8)
Decrease from Affiliate Distributions to Non-controlling Interest	(281)		(281)
Capital Provided To Non-controlling Interest	(196)		(196)
Increase (decrease) through other changes, equity	(87)		(55)	(32)		142	(32)	(142)
Balance as at Jun. 30, 2021	(1,148)		835	(1,983)	53	(46)	(2,379)	389	0
Balance as at Mar. 31, 2021	(912)		1,020	(1,932)	53	(145)	(2,347)	507
Net (loss) income	65		108	(43)		(43)
Other comprehensive income	157		133	24				24
Comprehensive income	222		241	(19)		(43)		24
Decrease from Affiliate Distributions to Non-controlling Interest	(175)		(175)
Capital Provided To Non-controlling Interest	(196)		(196)
Increase (decrease) through other changes, equity	(87)		(55)	(32)		142	(32)	(142)
Balance as at Jun. 30, 2021	$ (1,148)		$ 835	$ (1,983)	$ 53	$ (46)	$ (2,379)	$ 389	$ 0